INCOME TAXES (Deferred Tax Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Property, Plant and Equipment	$ 406	$ 488
Deferred Tax Liabilities, Property, Plant and Equipment	2,519	2,467
Deferred Tax Assets, Loss and Credit Carryforwards	2,079	1,687
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	2,115	2,411
Deferred Tax Liabilities, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	143	149
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Other	1,220	1,409
Deferred Tax Liabilities, Deferred Expense, Reserves and Accruals, Other	151	174
Deferred Tax Assets, Goodwill and Intangible Assets	157	126
Deferred Tax Liabilities, Goodwill and Intangible Assets	954	1,019
Deferred Tax Assets, Inventory	53	52
Deferred Tax Liabilities, Inventory	239	232
Deferred Tax Assets, Investments	190	275
Deferred Tax Liabilities, Investments	84	87
Deferred Tax Assets, Other	620	427
Deferred Tax Liabilities, Other	247	405
Deferred Tax Assets, Gross	6,840	6,875
Deferred Tax Liabilities, Gross	4,337	4,533
Deferred Tax Assets, Valuation Allowance	(1,225)	(1,255)
Deferred Tax Assets, Net of Valuation Allowance	5,615	$ 5,620
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability	$ 267